Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares			12 Months Ended
	Dec. 05, 2025	Dec. 02, 2025	Sep. 30, 2025	Apr. 10, 2026	Mar. 31, 2026	Dec. 04, 2025	Sep. 30, 2024
Subsequent Event [Line Items]
Reverse stock split	1-for-20	1-for-20 Reverse Stock Split	1-for-20 reverse stock split
Common stock, par value	$ 0.00001
Common stock, shares issued	9,825,704		9,825,704		89,971,288	196,514,084	248,912
Common stock, shares outstanding	9,825,704		9,825,704		89,971,288	196,514,084	248,912
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	1-for-20 reverse stock split	1-for-20 reverse stock split
Common stock, par value	$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares issued	9,825,704					196,514,084
Common stock, shares outstanding	9,825,704					196,514,084